Other assets-Other / Other liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Other assets-Other / Other liabilities [Abstract]
Schedule of Other assets-Other and Other liabilities

	Millions of yen
	March 31
	2020	2021
Other assets—Other:
Securities received as collateral	¥290,269	¥399,975
Goodwill and other intangible assets	17,783	29,040
Deferred tax assets net	13,431	30,433
Investments in equity securities for other than operating purposes (1)	141,855	270,246
Prepaid expenses	16,262	18,741
Other	347,422	300,997

Total	¥827,022	¥1,049,432

Other liabilities:
Obligation to return securities received as collateral	¥290,269	¥399,975
Accrued income taxes	16,362	60,275
Other accrued expenses and provisions	396,560	424,961
Other (2)	331,257	353,956

Total	¥1,034,448	¥1,239,167

(1)
Include
s
 marketable and
non-marketable
equity securities held for other than trading or operating purposes. These investments comprise of listed equity securities and unlisted equity securities of ¥
32,545
 million and ¥
109,310
 million respectively, as of March 31, 2020, and ¥
30,912
 million and ¥
239,334
 million respectively, as of March 31, 2021. In principle, these securities are carried at fair value, with changes in fair value recognized within
Revenue—Other
in the consolidated statements of income.
It also includes equity securities without readily determinable fair value of

¥
65,365

million as of March 31, 2021.

(2)
As a result of adopting ASU 2016-02 as of April 1, 2019, operating lease liabilities are presented through
Other liabilities—Other
. See Note 8 “Leases” for further information.
It also includes a total liability
of
¥
62,889
million in respect of outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the loss can be reasonably estimated. See Note 21 “
Commitments, contingencies and guarantees
” for further information.

Schedule of changes in goodwill within Other assets-Other

	Millions of yen
	Year ended March 31, 2020
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥92,814	¥(92,814)	¥—	¥—	¥—	¥—	¥92,814	¥(92,814)	¥—
Other	474	—	474	—	—	(2)	472	—	472

Total	¥93,288	¥(92,814)	¥474	¥—	¥—	¥(2)	¥93,286	¥(92,814)	¥472

	Millions of yen
	Year ended March 31, 2021
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition (2)	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥92,814	¥(92,814)	¥—	¥12,078	¥—	¥402	¥105,294	¥(92,814)	¥12,480
Other	472	—	472	189	—	4	665	—	665

Total	¥93,286	¥(92,814)	¥472	¥12,267	¥—	¥406	¥105,959	¥(92,814)	¥13,145

(1)	Includes currency translation adjustments.
(2)
For the year ended March 31, 2021, Nomura recognized goodwill as a result of acquiring
 100% of the ownership interests in Greentech Capital, LLC
which has been allocated in its entirety to the Wholesale division for segmental reporting and reporting unit purposes
. See Note 9

“
Business Combination”
for further information.

Schedule of finite-lived intangible assets by type

	Millions of yen
	March 31, 2020			March 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥63,331	¥(55,342)	¥7,989	¥64,357	¥(57,680)	¥6,677
Other	999	(373)	626	1,842	(1,234)	608

Total	¥64,330	¥(55,715)	¥8,615	¥66,199	¥(58,914)	¥7,285

Estimated amortization expenses for next five years

Millions of yen
Year ending March 31	Estimated amortization expense
2022	¥6,021
2023	186
2024	182
2025	179
2026	179

Schedule of change in asset retirement obligation

	Millions of yen
	March 31
	2020	2021
Balance at beginning of year	¥5,758	¥6,625
Liabilities incurred during the current period	979	1,846
Liabilities settled during the current period	(112)	(97)

Revision in estimated cash flows (1)	—	6,111
Balance at end of period	¥6,625	¥14,485

(1)
During the fiscal year ended March 31, 2021, as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project, the estimate of future cash flows for the ARO associated with our properties has been changed.